SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property equipment and software

Category	Estimated useful lives
Electronic equipment	3-5 years
Leasehold improvement	Shorter of lease term or estimated useful life of the assets
Furniture and fixtures	5 years
Motor vehicles	3-5 years
Software	5 years

Schedule of estimated useful lives of intangible assets

Category	Estimated useful lives
Domains	10 years
Non-compete agreements	6 years
Trademarks	3 years
Database	3 years